Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Cash flows used in operating activities:
Net loss	$ 44,310	$ (1,155,970)	$ (2,658,180)	$ (252,100)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	414	931	3,775	3,606
Net amortization of debt premium and discount (related party of $(1,849) and $(6,154))	38	(1,287)	(1,250)	(4,478)
Loss on extinguishment of debt, net			8,846
Loss on impairment of goodwill	3,394	1,096,305	2,354,320
Loss on arbitration			54,973
Loss on financial instruments, net (related party of $67,457 and $63,536)	1,183	3,461	104,521	51,421
Return on investments in alternative assets held by Customer ExAlt Trusts				12,409
Investment (income) loss, net	(11,028)	(500)	(4,791)	54,010
Non cash interest expense (related party of $9,463 and $324)	3,315	5,072	17,699	11,223
Non cash interest income	(12)	(108)	(446)	(359)
Non cash share-based compensation	994	27,001	39,103	10,085
Provision for credit losses	524		6,016	20,580
Provision for deferred taxes				(1,072)
Write-off of deferred financing costs for equity and fixed assets				1,653
Release of loss contingency related to arbitration award	(54,973)		(55,000)
Changes in assets and liabilities:
Changes in other assets	1,851	(1,102)	5,965	(13,013)
Changes in accounts payable and accrued expenses	(565)	12,031	8,628	11,236
Changes in other liabilities	(92)	256	2,605	(319)
Net cash used in operating activities	(10,647)	(13,910)	(58,216)	(95,118)
Cash flows from investing activities:
Return of investments in alternative assets held by Customer ExAlt Trusts	7,248	12,005	46,268	72,551
Purchase of investments in alternative assets held by Customer ExAlt Trusts	(192)	(256)	(1,420)	(2,589)
Purchase of premises and equipment	(664)	(523)	(1,759)	(2,077)
Proceeds from sale of put options by Ben			968
Proceeds from sale of public equity securities held by Customer ExAlt Trusts				2,583
Purchase of put options				(7,451)
Net cash provided by investing activities	6,392	11,226	44,057	63,017
Cash flows from financing activities:
Proceeds received from issuance of Class A common under equity purchase agreement	2,555		1,122
Proceeds from debt financings			25,000
Payments on Customer ExAlt Trust loan payable		(3,056)	(6,780)	(17,907)
Payment of deferred financing costs for debt			(1,585)
Payment of deferred financing costs for equity	(1,564)	(3,153)	(8,091)	(6,116)
Distribution to noncontrolling interest			(269)	(131)
Payment for prepaid forward purchase agreement			(20,038)
Payments on debt due to related parties				(750)
Payment of employee income taxes on restricted stock units and restricted equity units		(84)	(116)	(1,125)
Proceeds from de-SPAC merger		24,761	24,761
Payment for prepaid forward purchase agreement		(20,038)
Net cash (used in) provided by financing activities	991	(2,983)	12,591	(34,459)
Net decrease in cash, cash equivalents, and restricted cash	(3,264)	(5,667)	(1,568)	(66,560)
Cash, cash equivalents, and restricted cash at beginning of period	7,977	9,545	9,545	76,105
Cash, cash equivalents, and restricted cash at end of period	4,713	3,878	7,977	9,545
Preferred Series B Subclass 2 [Member]
Cash flows from financing activities:
Redemption of BCH Preferred Series A Subclass 1 Unit Accounts		$ (1,413)	(1,413)	(4,637)
Preferred Series A Subclass 1 [Member]
Cash flows from financing activities:
Redemption of BCH Preferred Series A Subclass 1 Unit Accounts				$ (3,793)